Other Assets	12 Months Ended
Mar. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ASSETS

NOTE 8 – OTHER ASSETS

Other assets consisted of the following as of March 31, 2020 and 2019:

	As of March 31,	As of March 31,
	2020	2019
Prepayments for advertising or marketing	$6,200,104	$1,856,390
Prepayment of celebrity endorsement fee	296,397	400,980
Total	$6,496,501	$2,257,370

The Company entered into several agreements with 45 exclusive distributors to provide subsidy of $141,141 (RMB 1 million) to each exclusive distributor for advertising and marketing. The prepayments were amortized within the contract periods of 3 years. In order to promote the culture of Chinese medicine and to seek for opportunities to export traditional Chinese herbal products to overseas health care and wellness market, the Company entered into a business development cooperation agreement with a service company located in the U.S. The agreement has a 3-year term for a total of $1,600,000. The service provider will provide market channel and advertisement supports to the Company.

In October 2018, the Company paid a celebrity endorsement fee of $445,533 (RMB 3 million). The celebrity endorsement contract is for a period of 5 years.